Incentive Plans (Details)		10 Months Ended	12 Months Ended
	Feb. 03, 2016 item shares	Oct. 21, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017
Incentive plans
Share-based compensation expense | $		$ 1,200,000	$ 1,965,346
Share compensation, income tax benefit | $			$ 439,318
Equity Incentive Plan 2018 [Member]
Incentive plans
Number of shares authorized for grant | shares			4,100,000
Weighted Average Contractual Term			9 years 9 months 18 days
2016 Equity Incentive Plan
Incentive plans
Number of shares authorized for grant | shares	75,000		3,015,572
Award term	10 years
Number of award components | item	2
Weighted Average Contractual Term			7 years 6 months	8 years 3 months 18 days
2016 Equity Incentive Plan | Time
Incentive plans
Vesting percentage	25.00%